Financial Liabilities - Loans by Currency (Details) € in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 UYU ($)	Dec. 31, 2022 CLP ($)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 3,601							€ 4,544
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,266							2,823
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	352	$ 389						481	$ 514
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	22		R$ 119					303		R$ 1,688
Colombian peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	332			$ 1,402,872				273			$ 1,402,435
Mexican peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	145				$ 2,716			217				$ 4,501
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	126					$ 5,455		128					$ 5,456
Chilean peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	255						$ 247,252	199						$ 181,601
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 103							€ 120